GENERAL (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018
General [Line Items]
Total investment amount under other non-current assets	$ 1,628
Compass Networks [Member]
General [Line Items]
Interest rate		10.00%
Percentage of acquisitions	11.00%
Agreement amount	$ 700	$ 500		$ 1,500
Loan amount		$ 538
Cash consideration	833
Total investment amount under other non-current assets	$ 1,628